Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 39,034	$ 40,475
Less: Accumulated depreciation	28,263	26,654
Net Plant, Property and Equipment	10,771	13,821
Plant and other property
Property, Plant and Equipment [Line Items]
Property, plant and equipment	37,578	38,555
Less: Accumulated depreciation	27,500	25,576
Net Plant, Property and Equipment	10,078	12,979	12,854
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	667	706
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	9,524	9,680
Plant, laboratory and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	27,388	28,169
Rental machines
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,456	1,920
Less: Accumulated depreciation	763	1,078
Net Plant, Property and Equipment	$ 693	$ 842